SEGMENT INFORMATION - Information about profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Cost of revenue	(8,846,859)	(8,099,439)	(7,831,222)
Gain on deconsolidation of subsidiaries	2,364,104
Income tax benefits (expenses)	(469,717)	(156,053)	15,577
Share of results of equity method investees	715,928
Net (loss) income from continuing operations	959,362	(770,912)	(3,926,017)
Service revenue
SEGMENT INFORMATION
Net revenue	11,428,077	10,321,888	9,781,884
Equipment sales
SEGMENT INFORMATION
Net revenue	4,197	180	564
Design, build-out and operation of data centers
SEGMENT INFORMATION
Net revenue from external customers	11,432,274	10,287,664	9,780,764
Net revenue	11,432,274	10,322,068	9,782,448
Cost of revenue	(8,846,859)	(8,099,439)	(7,831,222)
Operating expenses (Note i)	(2,641,165)	(1,070,636)	(4,158,447)
Gain on deconsolidation of subsidiaries	2,364,104
Other segment items (Note ii)	(1,595,203)	(1,766,852)	(1,734,373)
Income tax benefits (expenses)	(469,717)	(156,053)	15,577
Share of results of equity method investees	715,928
Net (loss) income from continuing operations	¥ 959,362	¥ (770,912)	¥ (3,926,017)
Note to other segment items	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants and others, net.	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants and others, net.	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants and others, net.
Design, build-out and operation of data centers | Service revenue
SEGMENT INFORMATION
Net revenue from external customers	¥ 11,428,077	¥ 10,287,484	¥ 9,780,200
Net revenue from discontinued operations		34,404	1,684
Design, build-out and operation of data centers | Equipment sales
SEGMENT INFORMATION
Net revenue from external customers	¥ 4,197	¥ 180	¥ 564